Note 22 - Called Up Share Capital (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Share capital [Text Block]
	As at June 30		As at March 31
(US dollars)	20 20	2019	2019	201 8
Allotted, called up and fully paid
Ordinary shares of $0.012 each	$162,689	$162,689	$162,689	$162,689
Number allotted	13,557,376	13,557,376	13,557,376	13,557,376
Ordinary shares of $0.012 each	$162,689	$162,689	$162,689	$162,689

Share outstanding [Text Block]
No. of shares
At March 31, 201 8	13,557,376
Issue of new shares	-
At March 31, 201 9	13,557,376
Issue of new shares	-
At June 30, 201 9	13,557,376
Issue of new shares	-
At June 30, 20 20	13,557,376